Derivative financial and operating assets and liabilities - Summary of fair value hedges (Details) - Fair value hedges - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of detailed information about hedges [line items]
Net gains/(losses)	€ (16)	€ (10)	€ (34)
Interest rate and currency risk management
Disclosure of detailed information about hedges [line items]
Change in ineffective portion	€ (16)	€ (10)	€ (34)